DEFERRED TAX ASSETS/(LIABILITIES) (Tables)	12 Months Ended
Dec. 31, 2017
DEFERRED TAX ASSETS/(LIABILITIES) [abstract]
Schedule of deferred tax assets and liabilities
	2016	2017
	RMB’000	RMB’000

Deferred tax assets	98,862	115,716
Less: Offsetting of deferred tax liabilities	(18,933)	(78,711)
Deferred tax assets(net)	79,929	37,005

Deferred tax liabilities	(87,816)	(145,102)
Less: Offsetting of deferred tax assets	18,933	78,711
Deferred tax liabilities(net)	(68,883)	(66,391)
	11,046	(29,386)

Schedule of maturity analysis for deferred tax assets and liabilities
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Deferred tax assets:
-Deferred tax assets to be recovered after more than 12 months	97,706	114,387
-Deferred tax assets to be recovered within 12 months	1,156	1,329
	98,862	115,716
Deferred tax liabilities:
-Deferred tax liabilities to be recovered after more than 12 months	(83,937)	(142,159)
-Deferred tax liabilities to be recovered within 12 months	(3,879)	(2,943)
	(87,816)	(145,102)

Schedule of movement in deferred tax assets
	At 1 January 2016	(Charged)/ Credited to the comprehensive income statement	At 31 December 2016	(Charged)/ Credited to the comprehensive income statement	At 31 December 2017
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Deferred tax assets:
Impairment provision for receivables	7,828	(825)	7,003	(2,230)	4,773
Impairment provision for fixed assets and construction-in-progress	2,739	1,416	4,155	2,793	6,948
Impairment provision for materials and supplies	11,837	(5,843)	5,994	1,126	7,120
Differences in accounting base and tax base of government grants	24,952	768	25,720	(201)	25,519
Differences in accounting base and tax base of employee benefits obligations	35,207	4,448	39,655	992	40,647
Loss on disposal of fixed assets	30,805	(14,520)	16,285	14,424	30,709
Others	50	-	50	(50)	-
	113,418	(14,556)	98,862	16,854	115,716

Schedule of movement in deferred tax liabilities
	At 1 January 2016	Charged/ (Credited) to the comprehensive income statement	At 31 December 2016	Charged/ (Credited) to the comprehensive income statement	At 31 December 2017
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Deferred tax liabilities:
Differences in accounting base and tax base in recognition of fixed assets	9,607	(1,340)	8,267	(404)	7,863
Differences in accounting base and tax base in recognition of leasehold land payments	71,376	(2,493)	68,883	(2,493)	66,390
Changes in the fair value of available-for-sale financial assets	-	-	-	60,647	60,647
Others	10,562	104	10,666	(464)	10,202
	91,545	(3,729)	87,816	57,286	145,102

Schedule of tax loss carry-forwards and other temporary difference
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Tax losses that can be carried forward (Note a)	77,328	82,918
Deductible temporary differences	12,302	12,452
	89,630	95,370

Schedule of tax loss carry-forwards
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

2017	15,405	-
2018	14,307	13,499
2019	6,516	6,371
2020	18,478	18,478
2021	22,622	22,325
2022	-	22,245
	77,328	82,918